As filed with the Securities and Exchange Commission on November 26, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22509

LoCorr Investment Trust
(Exact name of registrant as specified in charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
(Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and address of agent for service)

952.767.2920
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Investments
September 30, 2013 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 12.84%
321 Henderson Receivables I LLC, 2004-A A1 (Acquired 02/08/2013, Cost $557,859) (a)(c)	09/15/2045	0.53%	$586,063	$567,300
AEP Texas Central Transition Funding III LLC, 2012-1 A1	12/01/2018	0.88%	1,623,857	1,628,623
Ally Auto Receivables Trust
Series 2010-1 A4	12/15/2014	2.30%	132,985	133,129
Series 2012-3 A2	01/15/2015	0.70%	369,618	369,768
Series 2011-2 A3	04/15/2015	1.18%	49,587	49,623
Series 2011-4 A4	06/15/2016	1.14%	1,406,000	1,412,632
American Express Credit Account Master Trust
Series 2009-2 A (c)	03/15/2017	1.43%	150,000	151,393
Series 2012-2 A	03/15/2018	0.68%	2,500,000	2,503,298
AmeriCredit Automobile Receivables Trust 2012-1 A3	09/08/2016	1.23%	2,765,000	2,776,005
Atlantic City Electric Transition Funding LLC
Series 2002-1 A3	07/20/2017	4.91%	92,874	96,069
Series 2003-1 A3	10/20/2020	5.05%	1,100,000	1,222,568
BA Credit Card Trust, 2007-A6 A6 (c)	09/15/2016	0.24%	1,000,000	999,836
Cabela's Master Credit Card Trust
Series 2010-2A A2 (Acquired 12/27/2012 through 02/08/2013, Cost $2,295,694) (a)(c)	09/17/2018	0.88%	2,275,000	2,292,984
Series 2012-1A A1 (Acquired 05/08/2012 through 07/23/2012, Cost $1,517,006) (a)	02/18/2020	1.63%	1,500,000	1,513,876
Capital One Multi-Asset Execution Trust, 2007-A2 A2 (c)	12/16/2019	0.26%	2,000,000	1,982,328
CenterPoint Energy Restoration Bond Co. LLC, 2009-1 A2 (Acquired 08/25/2011 through 05/15/2013, Cost $1,912,311) (a)	08/15/2019	3.46%	1,792,000	1,915,157
CenterPoint Energy Transition Bond Co. IV LLC, 2012-1 A1	04/15/2018	0.90%	2,802,654	2,813,907
CFC 2013-1 LLC, 2013-1A A (Acquired 05/21/2013, Cost $2,013,139) (a)	07/17/2017	1.65%	2,013,183	2,008,109
Chase Issuance Trust, 2012-A3 A3	06/15/2017	0.79%	2,250,000	2,257,542
Citibank Omni Master Trust, 2009-A14A A14 (Acquired 08/22/2013, Cost $1,531,354) (a)(c)	08/15/2018	2.93%	1,500,000	1,531,416
Discover Card Execution Note Trust
Series 2011-A3 A (c)	03/15/2017	0.39%	1,000,000	1,000,388
Series 2012-A1 A1	08/15/2017	0.81%	700,000	702,782
Series 2013-A1 A1 (c)	08/17/2020	0.48%	1,000,000	998,419
Dryrock Issuance Trust, 2012-2 A	08/15/2018	0.64%	1,500,000	1,494,732
Entergy Texas Restoration Funding LLC, 2009-A A1	02/01/2016	2.12%	1,345,688	1,360,848
Fifth Third Auto Trust 2013-A B	04/15/2019	1.21%	1,500,000	1,485,237
Ford Credit Auto Lease Trust, 2013-A A3	03/15/2016	0.60%	2,500,000	2,499,087
Ford Credit Auto Owner Trust, 2013-B A3	10/15/2017	0.57%	3,000,000	2,993,205
GE Capital Credit Card Master Note Trust, 2011-1 A (c)	01/15/2017	0.73%	250,000	250,223
Gracechurch Card Funding PLC, 2012-1A A1 (Acquired 03/02/2012 through 05/15/2013, Cost $1,451,250) (a)(b)(c)	02/15/2017	0.88%	1,450,000	1,456,451
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2 A1 (Acquired 10/10/2012, Cost $999,939) (a)	10/15/2043	1.34%	1,000,000	1,000,300
Series 2013-T1 A1 (Acquired 01/16/2013, Cost $1,000,000) (a)	01/15/2044	0.90%	1,000,000	999,400
Series 2013-T2 A2 (Acquired 05/17/2013, Cost $2,249,998) (a)	05/16/2044	1.15%	2,250,000	2,237,400
Series 2013-T1 D2 (Acquired 01/16/2013, Cost $750,000) (a)	01/16/2046	3.23%	750,000	751,200
Newcastle Investment Trust 2011-MH1 A (Acquired 10/24/2012, Cost $386,797) (a)	12/10/2033	2.45%	383,015	387,417
Nissan Auto Lease Trust, 2012-A A3	05/15/2015	0.98%	1,225,000	1,227,349
Penarth Master Issuer PLC, 2012-1A A1 (Acquired 02/08/2013, Cost $1,664,961) (a)(b)(c)	03/18/2014	0.75%	1,660,000	1,661,936
Porsche Financial Auto Securitization Trust, 2011-1 A4 (Acquired 12/13/2011, Cost $751,393) (a)	12/17/2018	1.19%	750,000	752,498
SMART Trust/Australia
Series 2011-1USA A3B (Acquired 03/14/2012 through 06/27/2012, Cost $132,946) (a)(b)(c)	10/14/2014	1.03%	132,903	132,947
Series 2012-2USA A3B (Acquired 02/08/2013, Cost $1,007,390) (a)(b)(c)	10/14/2016	1.13%	1,000,000	1,005,430
United States Small Business Administration, 2008-10B 1	09/10/2018	5.73%	109,384	117,969
World Omni Auto Receivables Trust 2010-A A4	05/15/2015	2.21%	283,696	284,228
TOTAL ASSET BACKED SECURITIES (Cost $53,055,964)				53,025,009

CORPORATE BONDS: 37.85%
Accommodation and Food Services: 0.24%
McDonald's Corp.	05/29/2019	1.88%	1,000,000	989,653

Administrative and Support and Waste Management and Remediation Services: 0.21%
Waste Management, Inc.	09/01/2016	2.60%	840,000	868,070

Construction: 0.46%
Transocean Inc. (b)	12/15/2016	5.05%	1,750,000	1,917,804

Finance and Insurance: 14.74%
Aflac Inc.	02/15/2017	2.65%	1,750,000	1,813,499
Allied World Assurance Co., Ltd. (b)	08/01/2016	7.50%	1,500,000	1,742,598
American Express Credit Corp.	06/12/2015	1.75%	480,000	488,748
American Express Credit Corp.	09/19/2016	2.80%	1,000,000	1,046,292
American International Group, Inc.	09/15/2016	4.88%	1,500,000	1,643,088
Australia and New Zealand Banking Group Ltd. (Acquired 11/15/2011, Cost $995,930) (a)(b)	11/23/2016	2.40%	1,000,000	1,037,400
Bank of America Corp.	04/01/2015	4.50%	4,280,000	4,494,805
Barclays Bank PLC (b)	09/22/2016	5.00%	1,000,000	1,103,613
B.A.T. International Finance P.L.C. (Acquired 06/06/2012, Cost $995,160) (a)(b)	06/07/2017	2.13%	1,000,000	1,016,600
Berkshire Hathaway Inc.	08/15/2016	2.20%	860,000	891,719
BP Capital Markets P.L.C. (b)	11/01/2016	2.25%	1,000,000	1,029,306
Caterpillar Financial Services Corp.	05/29/2015	1.10%	950,000	957,739
Citigroup, Inc.	12/15/2015	4.59%	3,465,000	3,706,115
Citigroup, Inc.	11/21/2017	6.13%	1,000,000	1,149,979
Credit Agricole SA (Acquired 10/01/2012, Cost $1,504,025) (a)(b)	10/01/2017	3.00%	1,500,000	1,549,158
Daimler Finance North America LLC (Acquired 01/04/2012 through 04/10/2012, Cost $1,003,882) (a)	01/09/2015	2.30%	1,000,000	1,015,748
Deutsche Bank AG (b)	09/01/2017	6.00%	1,000,000	1,147,725
Fifth Third Bancorp	01/25/2016	3.63%	255,000	269,027
Fifth Third Bancorp	06/01/2018	4.50%	1,000,000	1,081,059
General Electric Capital Corp.	04/27/2017	2.30%	1,820,000	1,867,202
General Electric Capital Corp.	05/01/2018	5.63%	1,500,000	1,721,154
Goldman Sachs Group, Inc./The	09/01/2017	6.25%	4,135,000	4,717,584
Hartford Financial Services Group, Inc./The	03/30/2015	4.00%	1,000,000	1,041,808
Health Care REIT, Inc.	04/01/2019	4.13%	1,500,000	1,579,863
ING Bank N.V. (Acquired 02/29/2012 through 10/23/2012, Cost $1,531,597) (a)(b)	03/07/2017	3.75%	1,500,000	1,575,450
John Deere Capital Corp.	04/17/2015	0.88%	1,000,000	1,005,516
JPMorgan Chase & Co.	10/01/2015	5.15%	3,105,000	3,341,222
KeyCorp	08/13/2015	3.75%	350,000	367,736
Morgan Stanley	01/26/2015	4.10%	1,565,000	1,621,365
Morgan Stanley (c)	10/18/2016	0.72%	1,000,000	983,622
National Rural Utilities Cooperative Finance Corp.	11/01/2015	1.90%	500,000	513,352
Nomura Holdings, Inc. (b)	09/13/2016	2.00%	1,250,000	1,253,777
Nordea Bank AB (Acquired 02/12/2013, Cost $1,049,019) (a)(b)	03/20/2017	3.13%	1,000,000	1,044,800
Private Export Funding Corp.	05/15/2015	4.55%	750,000	801,113
Private Export Funding Corp.	02/15/2017	1.38%	780,000	786,064
Rabobank Nederland (b)	01/19/2017	3.38%	1,000,000	1,064,036
Royal Bank of Scotland Group Public Limited Co./The (b)	09/18/2015	2.55%	1,000,000	1,021,460
SABMiller Holdings Inc. (Acquired 01/10/2012 through 01/30/2012, Cost $737,644) (a)	01/15/2015	1.85%	735,000	744,125
Simon Property Group, L.P.	02/01/2015	4.20%	295,000	305,955
Simon Property Group, L.P.	03/01/2017	5.88%	1,000,000	1,128,648
UBS AG (b)	12/20/2017	5.88%	872,000	1,006,740
Ventas Realty LP / Ventas Capital Corp.	11/30/2015	3.13%	1,000,000	1,044,495
Vornado Realty L.P.	04/01/2015	4.25%	815,000	846,092
Wellpoint, Inc.	01/15/2018	1.88%	1,250,000	1,239,049
Wells Fargo & Co.	06/15/2016	3.68%	1,000,000	1,065,765
				60,872,211
Health Care and Social Assistance: 0.84%
Catholic Health Initiatives	11/01/2017	1.60%	1,900,000	1,859,038
Quest Diagnostics Inc.	11/01/2015	5.45%	1,500,000	1,626,069
				3,485,107
Information: 2.47%
AT&T Inc.	02/12/2016	0.90%	945,000	940,525
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	03/15/2015	3.55%	500,000	517,758

DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	02/15/2016	3.13%	1,000,000	1,033,759
NBCUniversal Media, LLC	04/30/2015	3.65%	1,000,000	1,047,985
News America Inc.	12/15/2014	5.30%	700,000	738,537
Qwest Corp.	10/01/2014	7.50%	300,000	317,873
Time Warner Cable Inc.	07/01/2018	6.75%	2,000,000	2,233,584
Tyco International Finance S.A. (b)	10/15/2015	3.38%	1,000,000	1,043,051
Verizon Communications, Inc.	11/02/2015	0.70%	1,250,000	1,242,178
Vodafone Group Public Limited Co. (b)	09/15/2015	5.00%	1,000,000	1,077,561
				10,192,811
Management of Companies and Enterprises: 1.36%
BHP Billiton Finance (USA) Ltd. (b)	02/24/2017	1.63%	1,015,000	1,021,201
BNP Paribas (b)	08/20/2018	2.70%	1,750,000	1,770,015
Capital One Financial Corp.	09/01/2016	6.15%	1,000,000	1,113,652
Macy's Retail Holdings, Inc.	12/01/2016	5.90%	1,500,000	1,693,359
				5,598,227
Manufacturing: 9.69%
AbbVie Inc.	11/06/2015	1.20%	1,230,000	1,234,450
Actavis PLC	10/01/2017	1.88%	1,500,000	1,490,574
Anheuser-Busch Companies, LLC	10/15/2016	5.05%	1,500,000	1,672,758
Boeing Capital Corp.	08/15/2018	2.90%	1,250,000	1,305,748
Cisco Systems, Inc.	03/14/2017	3.15%	1,285,000	1,369,381
ConAgra Foods, Inc.	04/15/2014	5.88%	1,135,000	1,166,367
ConAgra Foods, Inc.	01/25/2018	1.90%	1,500,000	1,480,375
Covidien International Finance S.A. (b)	05/29/2015	1.35%	1,000,000	1,009,774
Dow Chemical Co./The	02/15/2016	2.50%	1,290,000	1,331,644
Dr Pepper Snapple Group, Inc.	01/15/2016	2.90%	1,000,000	1,037,618
Eastman Chemical Co.	06/01/2017	2.40%	2,000,000	2,028,818
EMC Corp.	06/01/2018	1.88%	1,750,000	1,743,418
Ford Motor Credit Co. LLC	05/15/2015	2.75%	1,500,000	1,534,317
Genentech, Inc.	07/15/2015	4.75%	300,000	321,411
Heineken N.V. (Acquired 10/02/2012, Cost $996,700) (a)(b)	10/01/2017	1.40%	1,000,000	983,144
Hershey Co./The	11/01/2016	1.50%	1,000,000	1,009,828
Hewlett-Packard Co.	12/01/2020	3.75%	1,500,000	1,457,909
Intel Corp.	10/01/2016	1.95%	750,000	770,881
Kellogg Co.	05/21/2018	3.25%	1,500,000	1,587,359
Lorillard Tobacco Co.	08/21/2017	2.30%	1,500,000	1,486,769
Merck & Co., Inc.	01/15/2016	2.25%	300,000	310,210
Mondelez International, Inc.	08/11/2017	6.50%	1,740,000	2,023,498
Motorola Solutions, Inc.	11/15/2017	6.00%	1,250,000	1,425,901
Phillips 66	05/01/2017	2.95%	1,500,000	1,552,654
Procter & Gamble Co./The	08/15/2016	1.45%	800,000	813,018
Reynolds American Inc.	10/30/2015	1.05%	1,800,000	1,800,932
Samsung Electronics America, Inc. (Acquired 04/18/2013, Cost $2,032,494) (a)	04/10/2017	1.75%	2,000,000	1,996,000
Thermo Fisher Scientific Inc.	08/15/2016	2.25%	1,150,000	1,171,053
Toyota Motor Credit Corp.	05/22/2017	1.75%	790,000	797,556
Tyco Electronics Group S.A. (b)	02/03/2015	1.60%	335,000	337,500
Volkswagen International Finance N.V. (Acquired 03/19/2012, Cost $782,739) (a)(b)	03/22/2015	1.63%	785,000	795,081
Zoetis Inc. (Acquired 02/08/2013, Cost $1,004,610) (a)	02/01/2018	1.88%	1,000,000	989,925
				40,035,871
Mining, Quarrying, and Oil and Gas Extraction: 3.03%
Anadarko Petroleum Corp.	09/15/2017	6.38%	1,000,000	1,162,477
Ensco PLC (b)	03/15/2016	3.25%	1,575,000	1,644,002
Freeport-McMoRan Copper & Gold Inc.	03/01/2017	2.15%	1,500,000	1,490,714
Noble Holding International Ltd. (b)	08/01/2015	3.45%	1,150,000	1,196,104
Occidental Petroleum Corp.	02/15/2018	1.50%	425,000	418,088
Petrobras International Finance Co. (b)	02/06/2015	2.88%	830,000	842,045
Rio Tinto Finance (USA) PLC (b)	08/21/2017	1.63%	1,505,000	1,482,914
Teck Resources Ltd. (b)	08/15/2017	3.85%	2,000,000	2,088,382
Total Capital (b)	03/15/2016	2.30%	360,000	371,884
Xstrata Finance (Canada) Ltd. (Acquired 02/14/2012 through 03/12/2013, Cost $1,824,233) (a)(b)	01/15/2017	3.60%	1,750,000	1,809,133
				12,505,743
Professional, Scientific, and Technical Services: 0.93%
Asciano Finance Ltd. (Acquired 05/24/2012 through 06/27/2013, Cost $2,020,260) (a)(b)	09/23/2015	3.13%	2,000,000	2,040,382
Computer Sciences Corp.	09/15/2015	2.50%	750,000	767,642

Vivendi SA (Acquired 04/03/2012 through 04/10/2012, Cost $1,001,409) (a)(b)	04/10/2015	2.40%	1,000,000	1,020,250
				3,828,274
Real Estate Rental and Leasing: 0.22%
Penske Truck Leasing Co. LP / PTL Finance Corp. (Acquired 05/14/2012, Cost $904,815) (a)	05/11/2015	3.13%	900,000	926,375

Retail Trade: 1.48%
Amazon.com, Inc.	11/29/2017	1.20%	1,305,000	1,274,823
eBay Inc.	07/15/2017	1.35%	1,000,000	993,051
Sherwin-Williams Co./The	12/15/2017	1.35%	1,640,000	1,601,165
Tesco PLC (Acquired 07/17/2013, Cost $2,249,428) (a)(b)	11/15/2017	5.50%	2,000,000	2,247,474
				6,116,513
Transportation and Warehousing: 0.92%
GATX Corp.	07/30/2018	2.38%	2,000,000	1,975,990
Spectra Energy Partners, LP	09/25/2018	2.95%	915,000	930,074
Vale Overseas Ltd. (b)	01/11/2016	6.25%	825,000	912,107
				3,818,171
Utilities: 0.88%
Duke Energy Corp.	09/15/2014	3.95%	400,000	412,620
Exelon Generation Co., LLC	10/01/2019	5.20%	2,000,000	2,190,382
Sempra Energy	04/01/2017	2.30%	1,000,000	1,019,260
				3,622,262
Wholesale Trade: 0.38%
Express Scripts Holding Co.	11/15/2016	3.50%	1,500,000	1,587,521

TOTAL CORPORATE BONDS (Cost $155,858,208)				156,364,613

MORTGAGE BACKED SECURITIES: 20.87%
American Tower Trust I (Acquired 03/06/2013, Cost $1,830,000) (a)	03/15/2018	1.55%	1,830,000	1,784,268
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PWR12 A4 (c)	09/11/2038	5.86%	2,235,000	2,456,437
Series 2005-PWR10 A4 (c)	12/11/2040	5.41%	2,250,000	2,403,045
CD 2005-CD1 Commercial Mortgage Trust, 2005-CD1 A4 (c)	07/15/2044	5.39%	255,000	271,832
COMM 2012-CCRE2 Mortgage Trust, 2012-CR2 A1	08/15/2045	0.82%	2,337,461	2,327,836
COMM 2012-CCRE4 Mortgage Trust, 2012-CR4 A2	10/15/2045	1.80%	2,000,000	1,985,872
COMM 2012-LC4 Mortgage Trust, 2012-LC4 A1	12/10/2044	1.16%	691,044	692,577
Commercial Mortgage Trust 2007-GG11 A4	12/10/2049	5.74%	1,250,000	1,403,999
CSMC Trust
Series 2013-6 1A1 (Acquired 07/24/2013, Cost $2,879,310) (a)(c)	07/25/2028	2.50%	2,950,302	2,881,881
Series 2013-IVR4 A3 (Acquired 06/12/2013, Cost $3,020,900) (a)(c)	07/25/2043	3.00%	2,972,011	2,968,296
DBUBS 2011-LC3 Mortgage Trust, A2	08/10/2044	3.64%	1,990,000	2,100,180
Extended Stay America Trust 2013-ESH
Series 2013-ESFL A2FL (Acquired 01/24/2013, Cost $1,565,000) (a)(c)	12/05/2031	0.88%	1,565,000	1,556,641
Series 2013-ESFL A1FL (Acquired 01/24/2013, Cost $785,000) (a)(c)	12/05/2031	0.98%	785,000	784,095
Fannie Mae-Aces
Series 2013-M3 ASQ2	02/25/2016	1.08%	2,620,000	2,633,019
Series 2009-M1 A1	07/25/2019	3.40%	544,730	572,312
Series 2012-M8 ASQ1	12/25/2019	1.17%	1,608,302	1,609,867
Fannie Mae Pool	01/01/2016	2.67%	381,880	383,219
Fannie Mae Pool	02/01/2021	3.50%	130,852	138,840
Fannie Mae Pool	06/01/2021	3.50%	173,229	183,756
Fannie Mae Pool	08/01/2021	3.00%	455,094	476,226
Fannie Mae Pool	09/01/2021	3.00%	537,820	562,813
Fannie Mae Pool	11/01/2021	3.00%	1,021,483	1,069,003
Fannie Mae Pool	12/01/2025	3.50%	648,766	684,962
Fannie Mae Pool	09/01/2026	3.50%	651,404	687,700
Fannie Mae Pool	08/01/2027	2.50%	3,547,615	3,572,929
Fannie Mae Pool (c)	10/01/2033	2.69%	1,479,314	1,577,504
FDIC Commercial Mortgage Trust
Series 2011-C1 A (Acquired 06/06/2012, Cost $309,782) (a)(c)	04/25/2031	1.84%	307,834	309,366
Series 2012-C1 A (Acquired 05/10/2012, Cost $845,595) (a)(c)	05/25/2035	0.84%	845,595	846,103
FDIC Guaranteed Notes Trust
Series 2010-S4 A (Acquired 02/24/2012, Cost $755,106) (a)(c)	12/04/2020	0.90%	751,676	756,286
Series 2010-S1 2A (Acquired 03/01/2012, Cost $906,101) (a)	04/25/2038	3.25%	889,632	917,990
Series 2010-S1 1A (Acquired 11/18/2011, Cost $580,027) (a)(c)	02/25/2048	0.73%	580,935	580,520

FHLMC Multifamily Structured Pass Through Certificates
Series K501 A1	06/25/2016	1.34%	551,611	556,341
Series K703 A1	01/25/2018	1.87%	633,533	644,522
Series K709 A1	10/25/2018	1.56%	1,605,615	1,619,685
Fosse Master Issuer PLC, 2011-1A A2 (Acquired 09/30/2011 through 06/27/2012, Cost $1,137,826) (a)(b)(c)	10/18/2054	1.67%	1,137,342	1,145,562
Freddie Mac REMICS, 3855 HE	02/15/2026	2.50%	62,187	63,382
GS Mortgage Securities Corp. II Series 2005-GG4 A4A	07/10/2039	4.75%	250,000	261,033
GS Mortgage Securities Trust
Series 2010-C2 A1 (Acquired 04/11/2012, Cost $1,481,759) (a)	12/10/2043	3.85%	1,394,309	1,478,145
Series 2011-GC5 A2	08/10/2044	3.00%	1,715,000	1,789,807
Series 2007-GG10 A4 (c)	08/10/2045	5.99%	3,000,000	3,327,615
Holmes Master Issuer PLC, 2012-1A A2 (Acquired 01/18/2012, Cost $1,000,000) (a)(b)(c)	10/15/2054	1.92%	1,000,000	1,013,194
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-FL3 A2 (Acquired 04/24/2013, Cost $2,805,000) (a)(c)	04/15/2028	0.88%	2,805,000	2,792,220
Series 2013-JWRZ A (Acquired 05/22/2013, Cost $2,960,000) (a)(c)	04/15/2030	0.96%	2,960,000	2,929,888
Series 2010-C1 A1 (Acquired 12/30/2011, Cost $1,485,171) (a)	06/15/2043	3.85%	1,423,009	1,479,548
Series 2010-C2 A1 (Acquired 11/01/2011, Cost $836,934) (a)	11/15/2043	2.75%	828,894	854,402
Series 2005-LDP5 A4 (c)	12/15/2044	5.37%	250,000	267,937
Series 2011-C3 A1 (Acquired 09/20/2011, Cost $393,273) (a)	02/15/2046	1.87%	391,276	393,637
Series 2007-CIBC18 A3	06/12/2047	5.45%	324,021	329,301
Series 2007-CIBC20 A4 (c)	02/12/2051	5.79%	1,400,000	1,580,718
Morgan Stanley Capital I Trust
Series 2008-TOP29 A4 (c)	01/11/2043	6.46%	1,250,000	1,453,318
Series 2011-C1 A2 (Acquired 09/20/2011 through 06/28/2012, Cost $2,270,925) (a)	09/15/2047	3.88%	2,150,000	2,269,875
Series 2011-C3 A1	07/15/2049	2.18%	127,892	128,246
Motel 6 Trust, 2012-MTL6 A2 (Acquired 11/02/2012, Cost $1,999,992) (a)	10/05/2025	1.95%	2,000,000	1,961,096
NCUA Guaranteed Notes Trust
Series 2010-R2 1A (c)	11/06/2017	0.55%	2,582,763	2,586,895
Series 2011-R1 1A (c)	01/08/2020	0.63%	111,761	111,314
Series 2011-R2 1A (c)	02/06/2020	0.58%	2,960,975	2,975,780
Series 2011-R3 1A (c)	03/11/2020	0.58%	3,620,533	3,625,059
Series 2010-R1 1A (c)	10/07/2020	0.63%	360,387	362,452
Sequoia Mortgage Trust 2013-1 1A1 (c)	02/25/2043	1.45%	1,495,151	1,457,560
Springleaf Mortgage Loan Trust
Series 2013-1A A (Acquired 04/03/2013, Cost $2,359,319) (a)(c)	06/25/2058	1.27%	2,359,507	2,318,258
Series 2012-3A A (Acquired 10/18/2012, Cost $778,970) (a)(c)	12/25/2059	1.57%	779,073	771,529
WF-RBS Commercial Mortgage Trust, 2012-C9 A1	11/15/2045	0.67%	1,700,214	1,679,501
WIMC Capital Trust, 2012-A A1 (Acquired 06/21/2012, Cost $780,416) (a)	10/16/2050	4.55%	780,424	791,837
TOTAL MORTGAGE BACKED SECURITIES (Cost $86,707,889)				86,199,031

MUNICIPAL BONDS: 2.04%
County of Hamilton OH Sewer System Revenue	12/01/2016	1.23%	825,000	821,766
Louisiana Local Government Environmental Facilities & Community Development Authority	02/01/2018	1.52%	1,017,051	1,024,334
Metropolitan Council	09/01/2017	1.20%	2,020,000	2,001,618
Metropolitan Government of Nashville & Davidson County TN	07/01/2017	1.21%	1,500,000	1,479,720
Port of Seattle WA	11/01/2013	0.88%	1,500,000	1,500,690
State of Ohio	08/01/2017	3.33%	1,500,000	1,591,245
TOTAL MUNICIPAL BONDS (Cost $8,496,127)				8,419,373

FOREIGN GOVERNMENT BONDS: 0.56%
Hydro-Quebec (b)	06/30/2016	2.00%	900,000	926,910
Province of Ontario Canada (b)	02/05/2015	2.95%	380,000	392,985
Province of Ontario Canada (b)	09/21/2016	1.60%	1,000,000	1,017,687
TOTAL FOREIGN GOVERNMENT BONDS (Cost $2,301,029)				2,337,582

U.S. GOVERNMENT AGENCY ISSUES: 7.80%
Federal Home Loan Banks	11/27/2013	0.38%	1,500,000	1,500,688
Federal Home Loan Mortgage Corp.	10/28/2013	0.88%	3,650,000	3,652,175
Federal Home Loan Mortgage Corp.	08/20/2014	1.00%	8,000,000	8,058,304
Federal Home Loan Mortgage Corp.	08/27/2014	1.00%	3,000,000	3,024,192
Federal Home Loan Mortgage Corp.	04/17/2015	0.50%	4,000,000	4,014,076
Federal Home Loan Mortgage Corp.	09/10/2015	1.75%	1,000,000	1,026,371
Federal Home Loan Mortgage Corp.	08/25/2016	2.00%	1,500,000	1,554,267
Federal National Mortgage Association	12/18/2013	0.75%	2,250,000	2,253,368
Federal National Mortgage Association	05/15/2014	2.50%	1,500,000	1,522,248

Federal National Mortgage Association	10/30/2014	0.63%	1,060,000	1,065,095
Federal National Mortgage Association	12/19/2014	0.75%	3,500,000	3,522,848
Federal National Mortgage Association	07/28/2015	2.38%	1,000,000	1,036,542
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $32,141,544)				32,230,174

U.S. GOVERNMENT NOTES/BONDS: 3.15%
United States Treasury Note/Bond	10/31/2014	0.25%	8,000,000	8,009,376
United States Treasury Note/Bond	10/15/2015	0.25%	5,000,000	4,990,625
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $13,000,165)				13,000,001

SHORT TERM INVESTMENTS: 3.62%
U.S. GOVERNMENT AGENCY ISSUES: 2.18%
Federal Home Loan Banks	03/04/2014	0.13%	5,000,000	5,000,935
Federal Home Loan Mortgage Corp.	03/21/2014	0.30%	4,000,000	4,004,788
TOTAL U.S. GOVERNMENT AGENCY ISSUES				9,005,723

MONEY MARKET FUND: 1.44%			Shares
Fidelity Institutional Money Market Portfolio - Class I, 0.04% (d)			5,943,206	5,943,206

TOTAL SHORT TERM INVESTMENTS (Cost $14,917,785)				14,948,929

TOTAL INVESTMENTS (Cost $366,478,711): 88.73%				366,524,712
Other Assets in Excess of Liabilities: 11.27% (e)				46,534,297
TOTAL NET ASSETS: 100.00%				$413,059,009

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2013, the market value of these securities total $74,589,503 which represents 18.06% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security. The rate reported is the rate in effect as of September 30, 2013.
(d)	The rate quoted is the annualized seven-day effective yield as of September 30, 2013.
(e)	Includes assets pledged as collateral for swap contracts.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$366,478,711

Gross unrealized appreciation	$2,093,826
Gross unrealized depreciation	(2,047,825)
Net unrealized appreciation	$46,001

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Fund follows fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund's investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by LoCorr Fund Management, LLC (the “Adviser”) in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s net asset value (“NAV”) will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund's investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund's portfolio investments may change on days when you may not be able to buy or sell the Fund's shares. In computing the NAV, the Fund values foreign investments held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Fund's portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Fund prices its shares, the investment will be valued at fair value.

Fixed income securities are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are categorized Level 2.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are categorized in Level 1. Forward currency contracts are carried at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s consolidated investments as of September 30, 2013:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$53,025,009	$-	$53,025,009
Corporate Bonds	-	156,364,613	-	156,364,613
Mortgage Backed Securities	-	86,199,031	-	86,199,031
Municipal Bonds	-	8,419,373	-	8,419,373
Foreign Government Bonds	-	2,337,582	-	2,337,582
U.S. Government Agency Issues	-	32,230,174	-	32,230,174
U.S. Government Notes/Bonds	-	13,000,001	-	13,000,001
Short Term Investments	5,943,206	9,005,723	-	14,948,929

Total Investments	$5,943,206	$360,581,506	$-	$366,524,712

Swap Contracts*
Long Total Return Swap Contacts	$-	$(36,613,928)	$-	$(36,613,928)

Total Swap Contracts	$-	$(36,613,928)	$-	$(36,613,928)

Total	$5,943,206	$323,967,578	$-	$329,910,784

*Swap contracts are derivative instruments not reflected in the consolidated schedule of investments, and are presented at the unrealized appreciation/(depreciation) on the instrument.

There were no transfers between levels during the reporting period, as compared to their classification from the Fund's most recent annual report.  The Fund did not hold any Level 3 investments during the period.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2013 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCMFS Fund Limited.			Unrealized
Appreciation
Termination Date	Reference Index	Notional	(Depreciation)	Counterparty

12/20/2017	LoCorr Managed Futures Index	$ 475,000,000	$ (36,613,928)	Deutsche Bank AG

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Swap Contracts, continued
September 30, 2013 (Unaudited)

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund's statement of assets and liabilities and statement of operations. Fair value of swap contracts are recorded in the Fund's consolidated statement of assets and liabilities as net unrealized gain on swap contracts or net unrealized loss on swap contracts and net unrealized appreciation of swap contracts or net unrealized depreciation of swap contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Fund's consolidated statement of operations.

The following table presents the fair value of consolidated open swap contracts for the LoCorr Managed Futures Strategy Fund at September 30, 2013 as presented on the Fund's consolidated statement of assets and liabilities.

			Net Unrealized
	Fair Value		Gain (Loss) on
Swap Contracts	Assets	Liabilities	Open Positions
Long Total Return Swap Contracts:
LoCorr Managed Futures Index	$-	$36,613,928	$(36,613,928)
Total Long Total Return Swap Contracts	$-	$36,613,928	$(36,613,928)

The following table presents the trading results of the derivative trading and information related to the volume of the LoCorr Managed Futures Strategy Fund for the nine months ended September 30, 2013. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

Nine Months Ended September 30, 2013
	Gain (Loss) from Trading
		Net Change in
	Net Realized	Unrealized
Swap Contracts	$-	$(34,788,728)

The average monthly notional amount of the swap contracts during the nine months ended September 30, 2013 for the LoCorr Managed Futures Strategy Fund was $459,500,000.

Please refer to the Fund's prospectus for a full listing of risks associated with these investments.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
September 30, 2013 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 11.81%
Ally Auto Receivables Trust
Series 2012-4 A3	01/17/2017	0.59%	$25,000	$24,998
Series 2012-5 A3	03/15/2017	0.62%	50,000	49,952
AmeriCredit Automobile Receivables Trust
Series 2012-3 A2	12/08/2015	0.71%	10,626	10,630
Series 2012-5 A2	01/08/2016	0.51%	25,681	25,673
Series 2013-2 A2	11/08/2016	0.53%	50,000	49,967
Series 2012-4 A3	06/08/2017	0.67%	25,000	24,961
Series 2013-1 A3	10/10/2017	0.61%	45,000	44,854
Series 2013-3 A3	04/09/2018	0.92%	50,000	50,003
Capital Auto Receivables Asset Trust
Series 2013-2 A1	07/20/2015	0.77%	25,000	25,015
Series 2013-1 A2	07/20/2016	0.62%	50,000	49,923
CarMax Auto Owner Trust 2012-3 A3	07/17/2017	0.52%	25,000	24,914
CNH Equipment Trust
Series 2012-B A3	09/15/2017	0.86%	15,000	15,042
Series 2012-C A3	12/15/2017	0.57%	25,000	24,970
Series 2012-D A3	04/16/2018	0.65%	50,000	49,941
Fifth Third Auto Trust 2013-A A3	09/15/2017	0.61%	50,000	49,877
Ford Credit Auto Owner Trust 2013-B A3	10/15/2017	0.57%	50,000	49,887
GE Equipment Midticket LLC 2012-1 A3	05/23/2016	0.60%	25,000	24,974
GE Equipment Small Ticket LLC Series 2012-1A A3 (Acquired 05/22/2012, Cost $14,997) (a)	09/21/2015	1.04%	15,000	15,037
GE Equipment Transportation LLC Series 2012-2 A3	07/25/2016	0.62%	30,000	29,965
Honda Auto Receivables 2012-4 Owner Trust, A3	08/18/2016	0.52%	25,000	25,010
Honda Auto Receivables 2013-2 Owner Trust, A3	02/16/2017	0.53%	50,000	49,914
Hyundai Auto Receivables Trust
Series 2012-B A3	09/15/2016	0.62%	25,000	25,023
Series 2013-B A3	09/15/2017	0.71%	50,000	50,049
John Deere Owner Trust 2013-A A3	03/15/2017	0.60%	50,000	49,943
Mercedes-Benz Auto Lease Trust 2013-A A3	02/15/2016	0.59%	50,000	50,000
Mercedes-Benz Auto Receivables Trust 2012-1 A2	03/16/2015	0.37%	12,739	12,740
Navistar Financial 2012-A Owner Trust, A2 (Acquired 06/26/2012, Cost $8,997) (a)	03/18/2015	0.85%	8,997	8,999
Nissan Auto Receivables 2013-A Owner Trust, A3	05/15/2017	0.50%	50,000	49,977
Santander Drive Auto Receivables Trust
Series 2013-4 A2	09/15/2016	0.89%	25,000	25,048
Series 2013-1 A3	06/15/2017	0.62%	25,000	24,903
Series 2013-2 A3	09/15/2017	0.70%	40,000	39,945
Series 2013-3 A3	10/16/2017	0.70%	50,000	49,740
Small Business Administration Participation Certificates 2012-20K 1	11/01/2032	2.09%	24,359	22,771
Toyota Auto Receivables 2013-A Owner Trust, A3	01/17/2017	0.55%	50,000	49,846
World Omni Auto Receivables Trust
Series 2012-A A3	02/15/2017	0.64%	25,000	25,005
Series 2012-B A3	06/15/2017	0.61%	25,000	24,984
Series 2013-A A3	04/16/2018	0.64%	75,000	74,705
TOTAL ASSET BACKED SECURITIES (Cost $1,302,279)				1,299,185

CORPORATE BONDS: 19.18%
Construction: 0.14%
ABB Treasury Center (USA), Inc. (Acquired 06/19/2012, Cost $15,354) (a)	06/15/2016	2.50%	15,000	15,559

Finance and Insurance: 8.51%
American Express Co.	05/22/2018	1.55%	20,000	19,551

American Express Credit Corp.	09/19/2016	2.80%	20,000	20,926
Bank of America Corp.	08/01/2016	6.50%	30,000	34,000
Bank of New York Mellon Corp./The	07/28/2016	2.30%	20,000	20,696
Bank of Nova Scotia/The (b)	07/15/2016	1.38%	30,000	30,206
BB&T Corp.	03/22/2017	2.15%	15,000	15,245
BB&T Corp.	08/15/2017	1.60%	20,000	19,859
Boston Properties Limited Partnership	06/01/2015	5.00%	10,000	10,665
BP Capital Markets P.L.C. (b)	05/05/2017	1.85%	20,000	20,171
Caterpillar Financial Services Corp.	02/17/2015	4.75%	15,000	15,875
Caterpillar Financial Services Corp.	05/29/2015	1.10%	10,000	10,081
Charles Schwab Corp./The	09/01/2017	6.38%	23,000	26,758
Citigroup Inc. (c)	04/01/2014	1.18%	2,000	2,006
Citigroup Inc.	11/21/2017	6.13%	25,000	28,749
Dragon 2012 LLC	03/12/2024	1.97%	22,617	22,178
ERP Operating Limited Partnership (Equity Residential only)	09/15/2014	5.25%	25,000	26,054
General Electric Capital Corp.	12/11/2015	1.00%	10,000	10,012
General Electric Capital Corp.	01/09/2017	2.90%	30,000	31,403
Goldman Sachs Group, Inc./The	01/15/2015	5.13%	35,000	36,815
Helios Leasing I LLC	05/29/2024	2.02%	22,666	22,237
Helios Leasing I LLC	07/24/2024	1.73%	23,127	22,332
Helios Leasing I LLC	09/28/2024	1.56%	23,100	22,010
John Deere Capital Corp.	06/29/2015	0.95%	15,000	15,097
John Deere Capital Corp.	04/13/2017	5.50%	15,000	16,922
JPMorgan Chase & Co.	08/15/2017	2.00%	20,000	20,074
JPMorgan Chase & Co.	01/15/2018	6.00%	25,000	28,708
KeyBank National Association	11/01/2017	5.70%	27,000	30,355
Kimco Realty Corp.	02/01/2018	4.30%	30,000	32,393
Liberty Property Limited Partnership	10/01/2017	6.63%	25,000	28,744
Morgan Stanley	03/22/2017	4.75%	30,000	32,392
MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%	23,122	22,308
New York Life Global Funding (Acquired 10/09/2012, Cost $20,738) (a)	05/04/2015	3.00%	20,000	20,765
Phoenix 2012 LLC	07/03/2024	1.61%	23,517	22,599
PNC Funding Corp.	09/19/2016	2.70%	10,000	10,393
Realty Income Corp.	09/15/2016	5.95%	15,000	16,788
Royal Bank of Canada (b)	09/19/2017	1.20%	25,000	24,703
Royal Bank of Canada (b)	10/01/2018	2.00%	10,000	10,013
Safina Ltd. (b)	01/15/2022	1.55%	22,503	22,195
Simon Property Group, L.P.	08/15/2014	5.63%	25,000	26,038
State Street Bank & Trust Co.	10/15/2018	5.25%	20,000	22,688
Tagua Leasing LLC	11/16/2024	1.58%	23,582	22,480
Travelers Companies, Inc./The	12/01/2015	5.50%	16,000	17,621
Ventas Realty LP / Ventas Capital Corp.	02/15/2018	2.00%	15,000	14,698
Vornado Realty L.P.	04/01/2015	4.25%	10,000	10,382
				936,185
Information: 1.30%
AT&T Inc.	05/15/2016	2.95%	10,000	10,456
AT&T Inc.	06/01/2017	1.70%	10,000	9,968
Cellco Partnership / Verizon Wireless Capital LLC	02/01/2014	5.55%	25,000	25,390
Comcast Corp.	06/15/2016	4.95%	8,000	8,834
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	03/15/2017	2.40%	35,000	35,162
Oracle Corp.	04/15/2018	5.75%	13,000	15,140
Verizon Communications, Inc.	09/15/2016	2.50%	20,000	20,614
Walt Disney Co./The	09/15/2016	5.63%	15,000	17,024
				142,588
Management of Companies and Enterprises: 0.42%
BAE SYSTEMS Holdings Inc. (Acquired 06/04/2012, Cost $10,531) (a)	08/15/2015	5.20%	10,000	10,683
BHP Billiton Finance (USA) Ltd. (b)	02/24/2017	1.63%	35,000	35,214
				45,897
Manufacturing: 5.41%
AbbVie Inc.	11/06/2015	1.20%	20,000	20,072
Anheuser-Busch InBev Worldwide Inc.	07/15/2015	0.80%	15,000	15,068

Anheuser-Busch InBev Worldwide Inc.	02/15/2016	2.88%	15,000	15,694
Baxter International Inc.	01/15/2017	1.85%	10,000	10,180
Bemis Company, Inc.	08/01/2014	5.65%	20,000	20,810
Campbell Soup Co.	07/15/2017	3.05%	20,000	21,008
Chevron Corp.	12/05/2017	1.10%	10,000	9,857
Cintas Corp. No. 2	06/01/2016	2.85%	15,000	15,577
Coca Cola Co./The	11/15/2017	5.35%	30,000	34,542
Covidien International Finance S.A. (b)	05/29/2015	1.35%	7,000	7,068
Diageo Capital PLC (b)	05/11/2017	1.50%	20,000	20,007
Eaton Corp. (Acquired 11/14/2012 through 07/19/2013, Cost $34,521) (a)	11/02/2017	1.50%	35,000	34,507
ECOLAB Inc.	02/15/2015	4.88%	15,000	15,788
ECOLAB Inc.	12/08/2016	3.00%	15,000	15,732
E.I. du Pont de Nemours and Co.	03/15/2015	4.75%	14,000	14,828
Emerson Electric Co.	10/15/2017	5.38%	10,000	11,537
General Mills, Inc.	03/17/2015	5.20%	25,000	26,636
Heineken N.V. (Acquired 10/02/2012, Cost $9,983) (a)(b)	10/01/2015	0.80%	10,000	9,977
Ingredion Inc.	11/01/2015	3.20%	30,000	31,181
Intel Corp.	12/15/2017	1.35%	25,000	24,677
Kellogg Co.	05/17/2017	1.75%	40,000	40,153
Kraft Foods Group, Inc.	06/05/2017	2.25%	30,000	30,596
Lockheed Martin Corp.	09/15/2016	2.13%	10,000	10,304
Mondelez International, Inc.	08/11/2017	6.50%	31,000	36,051
Parker-Hannifin Corp.	05/15/2018	5.50%	10,000	11,479
Roper Industries, Inc.	11/15/2017	1.85%	15,000	14,936
SABMiller PLC (Acquired 08/15/2012, Cost $15,177) (a)(b)	01/15/2014	5.70%	15,000	15,215
Thermo Fisher Scientific Inc.	06/01/2015	5.00%	10,000	10,641
Thermo Fisher Scientific Inc.	08/15/2016	2.25%	10,000	10,183
Toyota Motor Credit Corp.	01/12/2017	2.05%	10,000	10,230
United Technologies Corp.	06/01/2017	1.80%	30,000	30,524
				595,058
Mining, Quarrying, and Oil and Gas Extraction: 0.86%
Devon Energy Corp.	05/15/2017	1.88%	15,000	15,033
Rio Tinto Finance (USA) PLC (b)	03/22/2017	2.00%	10,000	10,070
Rio Tinto Finance (USA) PLC (b)	08/21/2017	1.63%	15,000	14,780
Schlumberger Norge AS (Acquired 07/24/2012 through 09/11/2012, Cost $14,981) (a)(b)	08/01/2017	1.25%	15,000	14,679
Total Capital International (b)	06/28/2017	1.55%	15,000	15,076
XTO Energy Inc.	02/01/2014	4.90%	25,000	25,358
				94,996
Retail Trade: 0.36%
Sherwin-Williams Co./The	12/15/2014	3.13%	39,000	40,140

Transportation and Warehousing: 0.73%
Canadian National Railway Co. (b)	06/01/2016	5.80%	20,000	22,333
Norfolk Southern Corp.	01/15/2016	5.75%	20,000	22,104
Union Pacific Corp.	01/15/2015	4.88%	25,000	26,332
VRG Linhas Aereas S.A. (b)	06/30/2014	1.00%	9,434	9,467
				80,236
Utilities: 1.45%
Atmos Energy Corp.	10/15/2014	4.95%	25,000	26,043
Avista Corp.	06/01/2018	5.95%	20,000	23,411
Commonwealth Edison Co.	04/15/2015	4.70%	20,000	21,179
Connecticut Light and Power Co./The	03/01/2017	5.38%	20,000	22,327
Southern California Edison Co.	09/15/2014	4.15%	15,000	15,516
Southern California Edison Co.	04/01/2015	4.65%	15,000	15,908
Wisconsin Electric Power Co.	04/01/2014	6.00%	11,000	11,296
Wisconsin Electric Power Co.	12/01/2015	6.25%	21,000	23,436
				159,116
TOTAL CORPORATE BONDS (Cost $2,118,719)				2,109,775

MORTGAGE BACKED SECURITIES: 30.72%
Banc of America Commercial Mortgage Trust 2006-2 A4 (c)	05/10/2045	5.92%	20,000	21,929

Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PWR12 A4 (c)	09/11/2038	5.86%	25,000	27,477
Series 2006-PWR14 A4	12/11/2038	5.20%	25,000	27,474
Series 2006-TOP24 A4	10/12/2041	5.54%	25,000	27,531
Citigroup Commercial Mortgage Trust 2006-C5 A4	10/15/2049	5.43%	35,000	38,527
Commercial Mortgage Pass-Through Certificates Series 2012-CR3 A1	11/15/2045	0.67%	21,212	21,029
Credit Suisse Commercial Mortgage Trust Series 2006-C1 A4 (c)	02/15/2039	5.57%	10,000	10,844
Fannie Mae-Aces
Series 2012-M17 ASQ2	11/25/2015	0.95%	128,074	128,535
Series 2013-M3 ASQ2	02/25/2016	1.08%	50,000	50,248
Series 2013-M1 ASQ2	11/25/2016	1.07%	75,000	74,628
Series 2013-M7 ASQ2	03/25/2018	1.23%	100,000	99,238
Fannie Mae Pool	06/01/2017	1.49%	25,000	25,301
Fannie Mae Pool	07/01/2017	1.50%	35,000	35,296
Fannie Mae Pool	09/01/2017	1.27%	50,000	50,111
Fannie Mae Pool	08/01/2022	2.50%	39,598	40,749
Fannie Mae Pool	09/01/2022	2.50%	122,412	125,972
Fannie Mae Pool	10/01/2022	2.50%	84,753	87,219
Fannie Mae Pool	11/01/2022	2.50%	129,062	132,817
Fannie Mae Pool	12/01/2022	2.00%	74,142	75,044
Fannie Mae Pool	12/01/2022	2.50%	185,285	190,674
Fannie Mae Pool	01/01/2023	2.50%	89,077	91,670
Fannie Mae Pool	02/01/2023	2.50%	45,512	46,837
Fannie Mae Pool	03/01/2023	2.50%	45,994	47,333
Fannie Mae Pool	05/01/2023	2.00%	47,541	48,119
Fannie Mae Pool	06/01/2023	2.00%	47,864	48,445
Fannie Mae Pool	07/01/2023	2.50%	97,124	99,946
Fannie Mae Pool	08/01/2023	2.00%	147,233	149,021
Fannie Mae Pool	08/01/2023	2.50%	49,011	50,435
Fannie Mae Pool	09/01/2023	2.00%	49,544	50,147
Fannie Mae Pool	09/01/2027	3.00%	32,913	33,636
Fannie Mae Pool	10/01/2027	3.00%	47,356	48,397
Fannie Mae Pool	12/01/2027	2.50%	93,361	92,606
Fannie Mae Pool (c)	09/01/2042	2.32%	20,904	21,151
FHLMC Multifamily Structured Pass Through Certificates
Series K502 A2	08/25/2017	1.43%	35,000	35,114
Series K701 A2 (c)	11/25/2017	3.88%	50,000	54,183
Series K708 A2	01/25/2019	2.13%	30,000	30,012
Series K709 A2	03/25/2019	2.09%	25,000	24,907
Series KF01 A (c)	04/25/2019	0.53%	19,602	19,608
Series K710 A2	05/25/2019	1.88%	50,000	49,202
Series K712 A2	11/25/2019	1.87%	75,000	72,968
Freddie Mac Gold Pool	04/01/2023	2.50%	93,318	95,515
Freddie Mac Gold Pool	04/01/2027	3.00%	32,248	33,364
Freddie Mac Gold Pool	05/01/2027	3.00%	21,493	22,240
Freddie Mac Gold Pool	10/01/2027	2.50%	44,178	45,197
Freddie Mac Gold Pool	12/01/2027	2.50%	214,736	215,201
Freddie Mac Non Gold Pool (c)	07/01/2042	2.17%	13,886	14,130
Freddie Mac Non Gold Pool (c)	07/01/2042	2.38%	16,726	17,113
Freddie Mac Non Gold Pool (c)	07/01/2042	2.42%	19,529	19,815
Freddie Mac Non Gold Pool (c)	08/01/2042	2.59%	18,520	18,849
Freddie Mac Non Gold Pool (c)	10/01/2042	2.19%	18,713	19,085
Freddie Mac Non Gold Pool (c)	01/01/2043	2.16%	68,738	69,010
Freddie Mac Non Gold Pool (c)	01/01/2043	2.21%	23,154	23,288
Freddie Mac Non Gold Pool (c)	02/01/2043	2.14%	46,648	46,748
GS Mortgage Securities Trust 2006-GG8 A4	11/10/2039	5.56%	25,000	27,554
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP6 A4 (c)	04/15/2043	5.48%	33,610	36,517
Series 2006-LDP7 A4 (c)	04/15/2045	6.06%	25,000	27,462
Series 2012-C8 ASB (Acquired 04/23/2013, Cost $50,905) (a)	10/17/2045	2.38%	50,000	48,151
LB Commercial Mortgage Trust 2007-C3 A4B	07/15/2044	5.52%	35,000	39,097

LB-UBS Commercial Mortgage Trust 2006-C6 A4	09/15/2039	5.37%	40,000	43,978
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A1	11/17/2045	0.66%	21,199	21,049
Morgan Stanley Capital I Trust
Series 2006-IQ12 A4	12/15/2043	5.33%	25,000	27,393
Series 2006-TOP21 A4 (c)	10/12/2052	5.16%	25,000	26,811
NCUA Guaranteed Notes Trust 2010-R2 1A (c)	11/06/2017	0.55%	37,395	37,455
TOTAL MORTGAGE BACKED SECURITIES (Cost $3,402,557)				3,379,402

MUNICIPAL BONDS: 4.91%
City of El Paso, TX	08/15/2014	3.61%	50,000	51,333
City of Huntsville, AL	09/01/2016	2.41%	40,000	41,084
City of Lubbock, TX	02/15/2018	4.44%	25,000	27,548
City of Rochester, MN	02/01/2016	2.25%	25,000	25,433
County of Berks, PA	11/15/2016	1.01%	25,000	24,804
County of Forsyth, NC	04/01/2020	3.55%	30,000	31,549
Denton Independent School District	08/15/2015	2.00%	40,000	41,045
Maricopa County School District No. 28 Kyrene Elementary	07/01/2019	5.38%	15,000	16,893
Rosemount-Apple Valley-Eagan Independent School District No. 196	02/01/2019	5.00%	25,000	28,408
State of Hawaii	02/01/2017	3.73%	25,000	26,635
State of Mississippi	11/01/2017	1.35%	30,000	29,770
State of Ohio	04/01/2018	3.66%	45,000	47,929
State of Tennessee	05/01/2017	3.82%	25,000	26,869
State of Texas	10/01/2017	2.50%	25,000	25,558
State of Washington	02/01/2017	3.04%	40,000	42,286
University of Texas System	08/15/2018	3.81%	25,000	27,027
Virginia College Building Authority	02/01/2016	2.40%	25,000	25,623
TOTAL MUNICIPAL BONDS (Cost $543,679)				539,794

FOREIGN GOVERNMENT BOND: 0.21%
Petroleos Mexicanos (b)	12/20/2022	2.00%	23,750	23,677
TOTAL FOREIGN GOVERNMENT BOND (Cost $23,750)				23,677

U.S. GOVERNMENT AGENCY ISSUES: 4.29%
Federal Home Loan Banks	01/29/2014	0.38%	250,000	250,242
Ginnie Mae II Pool	07/20/2060	5.31%	26,129	29,139
Ginnie Mae II Pool	06/20/2062	4.22%	99,383	108,076
Ginnie Mae II Pool	07/20/2062	4.56%	25,795	28,402
Ginnie Mae II Pool	08/20/2062	4.12%	52,048	56,379
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $474,278)				472,238

CERTIFICATES OF DEPOSIT: 1.09%
BMW Bank of North America	07/18/2014	1.00%	40,000	40,121
Discover Bank	07/11/2014	1.00%	40,000	40,120
GE Capital Retail Bank	07/07/2014	1.00%	40,000	40,120
TOTAL CERTIFICATES OF DEPOSIT (Cost $119,680)				120,361

SHORT TERM INVESTMENTS: 6.00%
U.S. TREASURY BILL: 1.14%
United States Treasury Bill	03/27/2014	0.029%(d)	125,000	124,982

MONEY MARKET FUND: 4.86%			Shares
Fidelity Institutional Money Market Portfolio - Class I, 0.04% (e)			534,616	534,616

TOTAL SHORT TERM INVESTMENTS (Cost $659,588)				659,598

TOTAL INVESTMENTS (Cost $8,644,530): 78.21%				8,604,030
Other Assets in Excess of Liabilities: 21.79% (f)				2,397,019
TOTAL NET ASSETS: 100.00%				$11,001,049

(a)
Restricted security as defined in Rule 144(c) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2013, the market value of these securities total $193,572 which represents 1.76% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security. The rate reported is the rate in effect as of September 30, 2013.
(d)	Effective yield.
(e)	The rate quoted is the annualized seven-day effective yield as of September 30, 2013.
(f)	Includes assets pledged as collateral for swap contracts.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments, continued
September 30, 2013 (Unaudited)

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$8,644,530

Gross unrealized appreciation	$37,248
Gross unrealized depreciation	(77,748)
Net unrealized depreciation	$(40,500)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Fund follows fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund's investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by LoCorr Fund Management, LLC (the “Adviser”) in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s net asset value (“NAV”) will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund's investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund's portfolio investments may change on days when you may not be able to buy or sell the Fund's shares. In computing the NAV, the Fund values foreign investments held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Fund's portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Fund prices its shares, the investment will be valued at fair value.

Fixed income securities are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are categorized Level 2.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are categorized in level 1. Forward currency contracts are carried at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s consolidated investments as of September 30, 2013:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$1,299,185	$-	$1,299,185
Corporate Bonds	-	2,109,775	-	2,109,775
Mortgage Backed Securities	-	3,379,402	-	3,379,402
Municipal Bonds	-	539,794	-	539,794
Foreign Government Bond	-	23,677	-	23,677
U.S. Government Agency Issues	-	472,238	-	472,238
Certificates of Deposit	-	120,361	-	120,361
Short Term Investments	534,616	124,982	-	659,598
Total Investments	$534,616	$8,069,414	$-	$8,604,030

Swap Contracts*
Long Total Return Swap Contacts	$-	$(790,656)	$-	$(790,656)

Total Swap Contracts	$-	$(790,656)	$-	$(790,656)

Total	$534,616	$7,278,758	$-	$7,813,374

*Swap contracts are derivative instruments not reflected in the consolidated schedule of investments, and are presented at the unrealized appreciation/(depreciation) on the instrument.

There were no transfers between levels during the reporting period, as compared to their classification from the Fund's most recent annual report.  The Fund did not hold any Level 3 investments during the period.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2013 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCLSCS Fund Limited.			Unrealized
Appreciation
Termination Date	Reference Index	Notional	(Depreciation)	Counterparty

12/20/2017	LoCorr Commodities Index	$ 11,500,000	$ (790,656)	Deutsche Bank AG

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts, continued
September 30, 2013 (Unaudited)

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund's statement of assets and liabilities and statement of operations. Fair value of swap contracts are recorded in the Fund's consolidated statement of assets and liabilities as net unrealized gain on swap contracts or net unrealized loss on swap contracts and net unrealized appreciation of swap contracts or net unrealized depreciation of swap contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Fund's consolidated statement of operations.

The following table presents the fair value of consolidated open swap contracts for the LoCorr Long/Short Commodities Strategy Fund at September 30, 2013 as presented on the Fund's consolidated statement of assets and liabilities.

			Net Unrealized
	Fair Value		Gain (Loss) on
Swap Contracts	Assets	Liabilities	Open Positions
Long Total Return Swap Contracts:
LoCorr Commodities Index	$-	$790,656	$(790,656)
Total Long Total Return Swap Contracts	$-	$790,656	$(790,656)

The following table presents the trading results of the derivative trading and information related to the volume of the LoCorr Long/Short Commodities Strategy Fund for the nine months ended September 30, 2013. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

Nine Months Ended September 30, 2013
	Gain (Loss) from Trading
		Net Change in
	Net Realized	Unrealized
Swap Contracts	$-	$(624,312)

The average monthly notional amount of the swap contracts during the nine months ended September 30, 2013 for the LoCorr Long/Short Commodities Strategy Fund was $11,950,000.

Please refer to the Fund's prospectus for a full listing of risks associated with these investments.

LoCorr Long/Short Equity Fund
Schedule of Investments
September 30, 2013 (Unaudited)
	Shares	Value
COMMON STOCKS: 87.65%
Accommodation and Food Services: 2.67%
University General Health System, Inc. (a)	848,490	$356,366

Administrative and Support and Waste Management and Remediation Services: 2.37%
Hudson Technologies, Inc. (a)	4,600	9,338
Vertex Energy, Inc. (a)	101,500	307,545
		316,883
Finance and Insurance: 9.32%
Banco Latinoamericano de Comercio Exterior, S.A. (b)	16,900	421,148
INTL FCStone Inc. (a)	21,900	447,855
Viad Corp.	15,000	374,250
		1,243,253
Industrials: 2.63%
Aceto Corporation	22,450	350,669

Information: 3.49%
Alteva, Inc.	400	3,108
NetSol Technologies, Inc. (a)	39,600	397,188
Vonage Holdings Corp. (a)	20,800	65,312
		465,608
Management of Companies and Enterprises: 2.29%
Newtek Business Services, Inc. (a)	103,512	306,396

Manufacturing: 42.83%
Acme United Corporation	10,518	158,717
Advanced Emissions Solutions, Inc. (a)(c)	14,700	627,984
Anika Therapeutics, Inc. (a)	21,950	525,922
Bacterin International Holdings, Inc. (a)	83,225	55,761
Biolase, Inc. (a)	20,131	38,450
Farmer Bros. Co. (a)	20,900	314,754
Flotek Industries, Inc. (a)	13,400	308,200
Geospace Technologies Corporation (a)	2,950	248,685
GSI Group Inc. (a)(b)	33,820	322,643
LSB Industries, Inc. (a)	8,650	290,034
LSI Industries Inc.	32,100	270,924
Multi-Color Corporation	11,000	373,230
NN, Inc.	27,300	424,788
Nova Measuring Instruments Ltd (a)(b)	39,600	351,252
Nymox Pharmaceutical Corporation (a)(b)	56,400	373,368
Orchids Paper Products Company (c)	7,650	211,675
PhotoMedex, Inc. (a)	14,200	225,780
Rocky Mountain Chocolate Factory, Inc.	12,700	153,670
Sparton Corporation (a)	15,000	382,500
UFP Technologies, Inc. (a)	2,500	56,925
		5,715,262

Mining, Quarrying, and Oil and Gas Extraction: 2.17%
Arabian American Development Company (a)	31,800	289,380

Professional, Scientific, and Technical Services: 6.32%
Computer Task Group, Incorporated	4,050	65,448
Edgewater Technology, Inc. (a)	18,600	98,022
Hackett Group, Inc./The	62,900	448,477
TGC Industries, Inc.	29,300	231,177
		843,124
Real Estate Rental and Leasing: 2.85%
Global Ship Lease, Inc. (a)(b)	73,361	380,010

Retail Trade: 1.57%
PriceSmart, Inc. (c)	2,200	209,528

Wholesale Trade: 9.14%
DXP Enterprises, Inc. (a)	6,300	497,511
TESSCO Technologies Incorporated	11,250	379,125
VOXX International Corporation (a)	25,000	342,500
		1,219,136

TOTAL COMMON STOCKS (Cost $11,216,716)		11,695,615

EXCHANGE TRADED FUNDS: 2.96%
Direxion Daily 20 Year Plus Treasury Bear 3X Shares (a)	3,350	227,767
Direxion Daily Small Cap Bear 3X Shares (a)	7,350	166,698
TOTAL EXCHANGE TRADED FUNDS (Cost $423,554)		394,465

MONEY MARKET FUND: 5.66%
Fidelity Institutional Money Market Portfolio - Class I, 0.04% (d)	755,355	755,355
TOTAL MONEY MARKET FUND (Cost $755,355)		755,355

TOTAL INVESTMENTS (Cost $12,395,625): 96.27%		12,845,435
Other Assets in Excess of Liabilities: 3.73%		497,991
TOTAL NET ASSETS: 100.00%		$13,343,426

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security or a portion of this security is pledged to cover short positions.
(d)	The rate quoted is the annualized seven-day effective yield as of September 30, 2013.

LoCorr Long/Short Equity Fund
Schedule of Investments, continued
September 30, 2013 (Unaudited)

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$12,395,625

Gross unrealized appreciation	$844,751
Gross unrealized depreciation	(394,941)
Net unrealized appreciation	$449,810

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Fund follows fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund's investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by LoCorr Fund Management, LLC (the “Adviser”) in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s net asset value (“NAV”) will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund's investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund's portfolio investments may change on days when you may not be able to buy or sell the Fund's shares. In computing the NAV, the Fund values foreign investments held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Fund's portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Fund prices its shares, the investment will be valued at fair value.

Fixed income securities are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based onobservable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are categorized Level 2.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are categorized in level 1. Forward currency contracts are carried at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments as of September 30, 2013:

	Security Classification	Level 1	Level 2	Level 3	Total
	Investments
	Common Stocks**	$11,695,615	$-	$-	$11,695,615
	Exchange Traded Funds	394,465	-	-	394,465
	Money Market Fund	755,355	-	-	755,355
	Total Investments	$12,845,435	$-	$-	$12,845,435

	Securities Sold Short
	Common Stocks - Short**	$(962,919)	$-	$-	$(962,919)
	Total Securities Sold Short	$(962,919)	$-	$-	$(962,919)

**Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments and Schedule of Securities Sold Short.

The following table summarizes the Fund's transfers between levels of the fair value hierarchy:

	Security Classification	Level 1	Level 2
	Investments
Transfers in	Common Stocks	$64,887	$-
Transfers out	Common Stocks	-	64,887
Net transfers in and/or out		$64,887	$64,887

During the period, the Fund held one common stock classified as Level 2 of the fair value hierarchy due to lack of trading volume on June 28, 2013.  At September 30, 2013, this security was classified as Level 1.  Transfers between levels are recognized at the end of the reporting period.  The Fund did not hold any Level 3 investments during the period.

LoCorr Long/Short Equity Fund
Schedule of Securities Sold Short
September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS: (7.22)%
Administrative and Support and Waste Management and Remediation Services: (1.86)%
Angie's List, Inc.	(11,000)	$(247,500)

Construction: (2.52)%
KB Home	(10,000)	(180,200)
Solarcity Corporation	(4,500)	(155,700)
		(335,900)
Information: (0.94)%
Pandora Media, Inc.	(5,000)	(125,650)

Mining, Quarrying, and Oil and Gas Extraction: (1.90)%
Vulcan Materials Company	(4,900)	(253,869)

TOTAL SECURITIES SOLD SHORT (Proceeds $906,475): (7.22)%		$(962,919)

Percentages are stated as a percent of net assets.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LoCorr Investment Trust

By (Signature and Title)         /s/ Kevin Kinzie
   Kevin Kinzie, President

Date       11/22/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)           /s/ Kevin Kinzie
     Kevin Kinzie, President

Date       11/22/13

By (Signature and Title)           /s/ Jon Essen
     Jon Essen, Treasurer

Date       11/22/13